Commitments and contingencies	12 Months Ended
Dec. 31, 2024
Commitments and Contingencies Disclosure [Abstract]
Commitments and contingencies	Commitments and contingencies
Purchase commitments
As of December 31, 2024, the Group has future minimum purchase commitment related to the purchase of research and development services. Total purchase obligations contracted but not yet reflected in the consolidated financial statements as of December 31, 2024 were as follows:

	Total	Less than one year	1-2 Years	2-3 Years	3-5 Years	Over 5 Years
	RMB	RMB	RMB	RMB	RMB	RMB
Purchase commitments	166,421	159,754	6,667	—	—	—
Capital commitments
Total capital expenditures contracted but not yet reflected in the consolidated financial statements as of December 31, 2024 were as follows:

	Total	Less than one year	1-2 Years	2-3 Years	3-5 Years	Over 5 Years
	RMB	RMB	RMB	RMB	RMB	RMB
Capital commitments	45,305	45,305	—	—	—	—